Restructuring and Related Charges (Narrative) (Detail) (2013 Mallinckrodt program, USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Minimum
Restructuring Cost and Reserve [Line Items]
2013 Mallinckrodt program expected cost range	$ 100.0	$ 100.0
Maximum
Restructuring Cost and Reserve [Line Items]
2013 Mallinckrodt program expected cost range	$ 125.0	$ 125.0